Derivative financial instruments and hedging activities - Summary of Replacement Cost of Derivative Instruments by Risk Rating and by Counterparty Type (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	$ 158,679	$ 96,665
Impact of master netting agreements and applicable margins	116,810	75,721
Replacement cost (after netting agreements)	41,869	20,944
Banks [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	73,616	42,361
Impact of master netting agreements and applicable margins	71,582	41,554
Replacement cost (after netting agreements)	2,034	807
OECD Governmemnts [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	22,727	15,964
Impact of master netting agreements and applicable margins	22,597	15,731
Replacement cost (after netting agreements)	130	233
Other Counterparties [Member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	62,336	38,340
Impact of master netting agreements and applicable margins	22,631	18,436
Replacement cost (after netting agreements)	39,705	19,904
Risk rating AAA, AA [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	39,001	22,801
Impact of master netting agreements and applicable margins	21,552	20,545
Replacement cost (after netting agreements)	17,449	2,256
Risk rating A [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	72,983	37,938
Impact of master netting agreements and applicable margins	62,614	33,257
Replacement cost (after netting agreements)	10,369	4,681
Risk rating BBB [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	29,690	16,333
Impact of master netting agreements and applicable margins	21,818	12,050
Replacement cost (after netting agreements)	7,872	4,283
Risk rating BB or lower [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	17,005	19,593
Impact of master netting agreements and applicable margins	10,826	9,869
Replacement cost (after netting agreements)	$ 6,179	$ 9,724